S000025839 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	10.48%	12.78%	14.36%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.36%	12.68%	14.25%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	10.11%	12.40%	13.95%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.37%	9.90%	11.61%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.18%	9.53%	10.97%